Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Reconciliation of the Expected Income Tax Recovery	The reconciliation of the expected income tax recovery is as follows:
	2024	2023	2022
Net loss for the year	$6,635,073	$5,750,583	$4,691,322
Statutory tax rate	27%	27%	27%
Expected income tax recovery	1,791,000	1,553,000	1,267,000
(Decrease) increase to income tax recovery due to:
Non-deductible permanent differences	(1,139,000)	(770,000)	(577,000)
Change in tax assets not recognized	(652,000)	(783,000)	(690,000)
Income tax recovery	$-	$-	$-

Schedule of Deferred Tax Assets
The significant components of the Company’s deferred tax assets are as follows:
	March 31, 2024	March 31, 2023
Mineral property interests	2,671,000	2,654,000
Equipment	97,000	97,000
Operating losses carried forward	4,643,000	4,157,000
Capital losses and other	1,162,000	1,013,000
Total deferred tax assets	8,573,000	7,921,000
Deferred tax assets not recognized	(8,573,000)	(7,921,000)
	$-	$-

Schedule of Unused Tax Losses	The Company’s unrecognized deductible temporary differences and unused tax losses consist of the following:
	March 31, 2024	March 31, 2023
Mineral property interests	$9,894,000	$9,831,000
Equipment	361,000	360,000
Operating losses carried forward	17,195,000	15,396,000
Capital losses and other	4,303,000	3,750,000
Unrecognized deductible temporary differences	$31,753,000	$29,337,000

Schedule of Deferred Potential Tax Deductions	The losses expire as follows:
Expiry date	$
2027	618,000
2028	928,000
2029	908,000
2030	706,000
2031	1,704,000
2032	1,339,000
2033	1,092,000
2034	879,000
2035	530,000
2036	196,000
2037	233,000
2038	271,000
2039	530,000
2040	428,000
2041	1,101,000
2042	2,228,000
2043	1,703,000
2044	1,801,000
Total	17,195,000